Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations [Abstract]
Discontinued Operations
3.     Discontinued Operations

Since August 2019, upon the delivery of the Company’s first tanker vessel “Blue Moon”, through August 2020, when the last container vessel “Domingo” was sold, the Company’s fleet was a mixture of container and tanker vessels. Accordingly, the Company had determined that it would operate under two reportable segments, one relating to its operations of container vessels (containers’ segment) and one to the operations of tanker vessels (tankers’ segment). Concurrently with the acquisition of its first tanker vessels, as the market environment for the Company’s containers fleet continued to be negative and with difficult employment opportunities, management initiated a number of actions for the gradual disposal of the whole container vessels’ fleet, although no decision at that time was reached for a strategic shift to a different segment.  In the first months of 2020, the Company acquired two additional tanker vessels. In August 2020, at the time when the fleet’s last container vessel was sold, the Company evaluated the results of the tanker vessels owned since 2019 and assessed the prospects of the specific segment as positive. At that time, the Company determined that its decision to exit the container segment represented a strategic shift to the exclusive ownership of tanker vessels and further assessed that the disposal of all of its container vessels constituted a disposal of an entity’s segment, that will have a major effect on the Company’s operations and financial results. Furthermore, the Company determined that it would not have continuing involvement in the operation of the disposed assets. In this respect, the results of operations of the container vessels, as well as their assets and liabilities, are reported since 2020 as discontinued operations for all periods presented in the accompanying consolidated financial statements.

Below are presented summarized the operating results of the discontinued operations for 2021, 2020 and 2019 as well as the balance sheet information on the Company’s discontinued operations as of December 31, 2021 and 2020:

	2021	2020	2019
Items constituting net income / (loss) from discontinued operations
Time-charter revenues	$-	$4,238	$20,545
Voyage expenses	-	(188)	(987)
Vessels’ operating expenses	-	(2,336)	(10,199)
Depreciation and amortization of deferred charges	-	(99)	(2,901)
Management fees	-	(116)	(5)
Impairment losses	-	(339)	(31,629)
Gain / (Loss) on vessels’ sale	-	319	(127)
Other income	400	-	-
Foreign currency gains / (losses)	-	3	(11)
Net income / (loss) from discontinued operations	400	1,482	(25,314)

	December 31,
	2021	2020
Carrying amounts of major classes of assets of discontinued operations
Cash and cash equivalents	$1	$13
Accounts receivable, trade	17	110
Prepaid expenses and other assets	29	105
Total major classes of current assets of discontinued operations	47	228
Carrying amounts of major classes of liabilities of discontinued operations
Accounts payable, trade and other	115	207
Accrued liabilities	5	109
Total major classes of current liabilities of discontinued operations	120	316